DERIVATIVES AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING ACTIVITES
NOTE 9: DERIVATIVES AND HEDGING ACTIVITIES

The fair value of the Company’s outstanding derivative instruments is as follows:

		December 31,
	Balance sheet	2023	2022
Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$234	$7
	''Accrued expenses and other liabilities''	20	239
	''Accumulated other comprehensive income''	214	232

Derivatives not designated as hedging instruments:

Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	-	18
	''Accrued expenses and other liabilities''	$-	$31

The net amounts reclassified from accumulated other comprehensive loss to the operating expenses are as follows:

	Gain recognized in Consolidated Statements of Comprehensive Income		Gain (loss) recognized in Consolidated Statements of Income
	Year ended December 31,	Statement of Income	Year ended December 31,
	2023		2023	2022	2021
Derivatives designated as hedging instruments:
Foreign exchange options and forward contracts	$446	"Operating expenses"	$(1,233)	$(948)	$167

Derivatives not designated as hedging instruments:
Foreign exchange options and forward contracts	-	"Financial expenses"	(140)	(75)	24

Total	$446		$(1,373)	$(1,023)	$191